Stock-Based Compensation (Details) - Schedule of stock option activity under the Plans - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of stock option activity under the Plans [Abstract]
Number of options, Outstanding	3,814,659	2,307,640
Weighted average exercise price, Outstanding	$ 2.17	$ 1.70
Weighted average remaining contractual life (years), Outstanding	6 years 9 months 18 days	5 years 1 month 6 days
Aggregate intrinsic value, Outstanding
Number of options, Granted		1,806,229
Weighted average exercise price, Granted		$ 2.69
Number of options, Exercised
Weighted average exercise price, Exercised
Number of options, Cancelled		(142,500)
Weighted average exercise price, Cancelled		$ 1.49
Number of options, Forfeited		(156,710)
Weighted average exercise price, Forfeited		$ 1.98
Number of options, Outstanding		3,814,659
Weighted average exercise price, Outstanding		$ 2.17
Weighted average remaining contractual life (years), Outstanding	6 years 3 months 18 days	6 years 9 months 18 days
Number of options, Options vested and exercisable	2,830,253	2,320,686
Weighted average exercise price, Options vested and exercisable	$ 1.99	$ 1.86
Weighted average remaining contractual life (years), Options vested and exercisable	5 years 3 months 18 days	6 years 10 months 24 days
Aggregate intrinsic value, Options vested and exercisable